Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2022	December 31, 2021
Computer equipment	$20,946	$20,571
Software and voice recordings	9,420	8,687
Leasehold improvements	3,850	3,567
Furniture and fixtures	761	729
Total property and equipment, at cost	34,977	33,554
Less: accumulated depreciation and amortization	(31,530)	(27,399)
Total property and equipment, net	$3,447	$6,155